INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2015
APPENDIX 1 - Major Subsidiaries of CSI
Schedule of investments in affiliates

	At December 31,
	2014		2015
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
	$	(%)	$	(%)
Suzhou Gaochuangte New Energy Co., Ltd.	7,112	40	6,837	40
CSI SkyPower	3,533	50	3,332	50
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	3,311	10	4,526	10
Foto Light LP ("Foto Light")	2,390	5	1,735	5
Discovery Light LP ("Discovery Light")	2,125	5	1,951	5
City Light LP ("City Light")	—	—	1,943	5
RE Tranquillity Holdings LLC ("Tranquillity")	—	—	90,325	49
RE Silverlake Holdings LLC ("Garland")	—	—	8,599	49
RE Roserock Holdings LLC ("Roserock")	—	—	34,898	49
Suzhou Financial Leasing Co., Ltd.	—	—	13,860	6
Others	20,352	21-50	19,125	21-49

Total	38,823		187,131